Income Taxes	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
Effective January 1, 2018, the corporate income tax rate was reduced to 21%. Because the Company has a fiscal year end of September 30, the reduced corporate tax rate resulted in the application of a blended federal statutory tax rate of 24.53% for its fiscal year 2018 and then 21% thereafter.

Under generally accepted accounting principles, the Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates applicable to taxable income in the years in which those temporary differences are expected to reverse.
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits.

	September 30, 2020	September 30, 2019
	(In thousands)
Deferred tax assets
Allowance for credit losses	$44,150	$31,494
REO reserves	265	255
Non-accrual loan interest	892	891
Federal and state tax credits	—	537
Deferred compensation	3,506	3,022
Stock based compensation	2,218	1,876
Lease liability	7,660	—
Other	2,269	2,081
Total deferred tax assets	60,960	40,156
Deferred tax liabilities
FHLB stock dividends	14,637	14,478
Valuation adjustment on available-for-sale securities and cash flow hedges	5,064	4,503
Loan origination fees and costs	7,116	8,385
Premises and equipment	21,399	25,399
Lease right-of-use assets	7,270	—
Other	5,767	2,851
Total deferred tax liabilities	61,253	55,616
Net deferred tax asset (liability)	(293)	(15,460)
Current tax asset (liability)	6,001	10,356
Net tax asset (liability)	$5,708	$(5,104)
The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2020	2019	2018
Statutory income tax rate	21%	21%	25%
State income tax	2	2	2
Impact of change in Federal income tax rate	—	—	(2)
Other differences	(2)	(3)	(4)
Effective income tax rate	21%	20%	21%

The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2020	2019	2018
	(In thousands)
Federal:
Current	$49,782	$46,376	$40,314
Deferred	(7,858)	1,916	8,952
	41,924	48,292	49,266
State:
Current	$5,310	$4,557	$4,243
Deferred	(1,486)	(330)	(116)
	3,824	4,227	4,127
Total
Current	55,092	50,933	44,557
Deferred	(9,344)	1,586	8,836
	$45,748	$52,519	$53,393

Based on current information, the Company does not expect that changes in the amount of unrecognized tax benefits over the next 12 months will have a significant impact on its results of operations or financial position. The Company does not have a liability for uncertain tax positions as of September 30, 2020 or September 30, 2019.
The Company's federal income tax returns are open and subject to potential examination by the IRS for fiscal years 2017 and later. State income tax returns are generally subject to examination for a period of three to five years after filing. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states.